Securities Available for Sale, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss component, beginning of period	$ 1,043	$ 1,187	$ 471
Initial credit impairments	87	122	625
Subsequent credit impairments	335	278	357
Total Additions	422	400	982
For securities sold	(160)	(263)	(255)
For securities derecognized due to changes in consolidation status of variable interst entities	(2)	(242)	0
Due to change in intent to sell or requirement to sell	0	(2)	(1)
For recoveries of previous credit impairments	(31)	(37)	(10)
Total reductions	(193)	(544)	(266)
Credit loss component, end of period	$ 1,272	$ 1,043	$ 1,187